SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 1,410	$ 1,866	$ 1,714
Amortisation	923	917	1,403
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	128	204	127
Amortisation	123	69	32
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	1,282	1,662	1,587
Amortisation	$ 800	$ 848	$ 1,371